Net Income Per Unit (Tables)	6 Months Ended
Jun. 30, 2012
Net Income (Loss), Per Outstanding Limited Partnership and General Partnership Unit, Basic and Diluted [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The calculation of net income per unit is as follows (in thousands, except unit and per unit amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Net income attributable to partners	$13,085	$7,895	$24,641	$7,895
Less: General partner's distributions (including IDRs) (a)	363	153	599	153
Less: Limited partners' distributions on common units	6,343	3,734	12,178	3,734
Less: Limited partner's distributions on subordinated units	6,254	3,734	12,013	3,734
Distributions less than (greater than) earnings	$125	$274	$(149)	$274

General partner's earnings:
Distributions (including IDRs) (a)	$363	$153	$599	$153
Allocation of distributions less than (greater than) earnings	3	4	(3)	4
Total general partner's earnings	$366	$157	$596	$157

Limited partners' earnings on common units:
Distributions	$6,343	$3,734	$12,178	$3,734
Allocation of distributions less than (greater than) earnings	61	135	(73)	135
Total limited partners' earnings on common units	$6,404	$3,869	$12,105	$3,869

Limited partner's earnings on subordinated units:
Distributions	$6,254	$3,734	$12,013	$3,734
Allocation of distributions less than (greater than) earnings	61	135	(73)	135
Total limited partner's earnings on subordinated units	$6,315	$3,869	$11,940	$3,869

Weighted average limited partner units outstanding:
Common units - basic	15,464,686	15,254,890	15,359,788	15,254,890
Common unit equivalents	24,322	43,315	33,228	43,315
Common units - diluted	15,489,008	15,298,205	15,393,016	15,298,205

Subordinated units - basic and diluted	15,254,890	15,254,890	15,254,890	15,254,890

Net income per limited partner unit:
Common - basic	$0.41	$0.25	$0.79	$0.25
Common - diluted	$0.41	$0.25	$0.79	$0.25
Subordinated - basic and diluted	$0.41	$0.25	$0.78	$0.25
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(a)
General partner's distributions (including IDRs) consist of the 2% general partner interest and IDRs, which entitle the general partner to receive increasing percentages, up to 50%, of quarterly distributions in excess of $0.388125 per unit per quarter. See Note L for further discussion related to IDRs.